Equity Investments Designated at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Equity Investments Designated at Fair Value Through Other Comprehensive Income

	2019	2018
	RMB million	RMB million
Listed equity investments, at fair value
TravelSky Technology Limited	496	510

	496	510

Unlisted equity investments, at fair value
Sichuan Airlines Corporation Limited	336	438
Aviation Data Communication Corporation Limited	244	161
Others	198	138

	778	737

	1,274	1,247